Equity	3 Months Ended
Mar. 31, 2012
Equity

7. Equity:

The components of accumulated other comprehensive income (loss) at December 31, 2011 and March 31, 2012 are as follows (in millions):

	December 31, 2011	March 31, 2012
Foreign currency translation	$(37)	$(4)
Net unrealized gain (loss) on derivative instruments	(9)	(6)

Accumulated other comprehensive income (loss)	$(46)	$(10)